Exhibit 99.2

Ford Credit Auto Lease Trust 2020-A
Quarterly Supplemental Report -- Payment Schedule of Remaining Leases as of March 31, 2021,

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of March 31, 2021, and the remaining payments that will be received each month on the reference pool assuming (1) each base month payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of March 31, 2021, leases with a total base residual value of $24,781,543.30 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in April 2021. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of March 31, 2021,
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2021-	March	$844,702,851.02
	April	$794,163,951.26	$15,450,363.63	9.43%	$40,180,310.25	5.46%
	May	$754,873,637.42	$14,817,783.36	9.05%	$29,404,353.39	4.00%
	June	$710,136,947.55	$14,054,377.10	8.58%	$35,370,168.97	4.81%
	July	$664,533,009.28	$13,241,065.25	8.09%	$36,772,874.49	5.00%
	August	$616,495,395.50	$12,354,576.59	7.54%	$39,809,828.54	5.41%
	September	$565,669,659.44	$11,414,565.84	6.97%	$43,239,660.30	5.88%
	October	$524,430,649.52	$10,678,305.10	6.52%	$34,073,583.90	4.63%
	November	$490,777,945.43	$10,054,896.47	6.14%	$26,854,639.83	3.65%
	December	$453,978,752.22	$9,351,370.61	5.71%	$30,495,627.90	4.14%
2022-	January	$427,981,675.24	$8,878,549.56	5.42%	$19,937,830.19	2.71%
	February	$397,986,623.46	$8,337,686.86	5.09%	$24,315,253.26	3.30%
	March	$368,330,398.27	$7,799,798.11	4.76%	$24,328,008.25	3.31%
	April	$333,201,446.66	$7,125,823.69	4.35%	$30,290,451.13	4.12%
	May	$281,643,383.72	$6,086,257.66	3.72%	$47,540,965.26	6.46%
	June	$229,294,805.67	$5,016,218.90	3.06%	$49,081,252.68	6.67%
	July	$183,075,303.98	$4,047,057.30	2.47%	$43,596,300.50	5.92%
	August	$133,475,510.96	$2,980,853.29	1.82%	$47,755,789.01	6.49%
	September	$62,481,105.74	$1,429,361.41	0.87%	$70,393,867.89	9.57%
	October	$9,605,074.61	$264,665.08	0.16%	$52,999,363.12	7.20%
	November	$7,177,230.20	$199,318.13	0.12%	$2,288,157.71	0.31%
	December	$5,424,123.11	$149,658.72	0.09%	$1,648,007.08	0.22%
2023-	January	$273,041.10	$7,828.95	0.00%	$5,176,927.75	0.70%
	February	$186,460.31	$5,617.92	0.00%	$82,658.00	0.01%
	March	$182,000.02	$5,617.92	0.00%	$0.00	0.00%
	April	$177,512.00	$5,617.92	0.00%	$0.00	0.00%
	May	$158,801.37	$4,972.67	0.00%	$14,840.00	0.00%
	June	$92,750.59	$3,057.68	0.00%	$63,979.00	0.01%
	July	$62,867.44	$2,281.98	0.00%	$28,177.00	0.00%
	August	$42,825.76	$1,355.98	0.00%	$19,076.00	0.00%
	September	$27,759.66	$948.98	0.00%	$14,383.00	0.00%
	October	$0.00	$0.00	0.00%	$27,932.00	0.00%

Total			$163,769,852.66	100.00%	$735,804,266.40	100.00%

Total Scheduled Base Monthly Payments plus Base Residual Value					$899,574,119.06

Ford Credit Auto Lease Trust 2020-A
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VII and VIII for returned vehicles segregated by the vehicle types.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
JANUARY 2021	Car	212	64.44%	$2,275	6.49%	17.25%
	CUV	613	64.66%	$3,037	7.86%	18.33%
	SUV	12	54.55%	$9,252	12.71%	28.07%
	Truck	58	31.69%	$5,082	9.84%	19.39%

	Total/Average	895	60.39%	$3,072	7.86%	18.49%

FEBRUARY 2021	Car	209	67.2%	$2,965	8.76%	22.64%
	CUV	544	65.46%	$3,598	9.52%	22.05%
	SUV	10	43.48%	$9,030	11.59%	24.71%
	Truck	67	35.83%	$5,902	11.00%	21.16%

	Total/Average	830	61.39%	$3,690	9.57%	22.12%

MARCH 2021	Car	200	54.64%	$4,140	12.32%	31.31%
	CUV	591	53.63%	$5,562	14.64%	33.33%
	SUV	17	42.50%	$12,730	16.24%	32.91%
	Truck	93	29.90%	$8,681	16.83%	32.13%
	Total/Average	901	49.53%	$5,703	14.56%	32.78%